Goodwill and Other Asset Impairments (Tables)	9 Months Ended
Sep. 30, 2015
Schedule of Goodwill

The resulting changes in the carrying amount of Talen Energy Supply’s goodwill, all of which was assigned to the East segment, for the nine months ended September 30, 2015 were as follows.

Total
Balance at December 31, 2014 (a)	$72
Provisional goodwill recognized during the period (b)	394

Impairment	(466)
Balance at September 30, 2015 (a)	$—

(a)	There were no accumulated impairment losses related to goodwill at December 31, 2014 and $466 million at September 20, 2015.
(b)	Recognized as a result of the acquisition of RJS Power. See Note 6 for additional information.